Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0002113640
Registrant Name	VME Companies, Inc.
Registration File Number	333-298996
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES